Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Profit for the period	€ 74.6	€ 51.2	€ 130.6	€ 100.5
Taxation	22.7	13.9	39.7	28.3
Net financing costs	16.1	35.1	30.7	75.4
Depreciation & amortization	22.0	16.8	43.2	33.6
Exceptional items	(12.7)	4.3	6.3	15.1
Material reconciling items
Disclosure of operating segments [line items]
Acquisition purchase price adjustments	0.0	0.0	0.0	2.3
Exceptional items	(12.7)	4.3	6.3	15.1
Other add-backs	4.0	1.8	7.7	5.4
Adjusted EBITDA	€ 126.7	€ 123.1	€ 258.2	€ 260.6